Plan Description - Notes Receivable from Participants (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025 USD ($) loan
Plan Description
Number of outstanding loans | loan	2
Maximum amount that participant may borrow | $	$ 50,000
Maximum loan term if proceeds are used for the purchase of principal residence	10 years
Basis spread on prime rate (as a percent)	1.00%
Minimum
Plan Description
Participant loan term	1 year
Interest on loans (as a percent)	4.25%
Maximum
Plan Description
Participant loan term	5 years
Interest on loans (as a percent)	9.50%